UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 97.05%
Consumer Discretionary - 20.55%
Advance Auto Parts, Inc.	23,400	$1,720,368	1.83%
Autozone, Inc. (a)	4,800	1,774,560	1.88%
Bed Bath & Beyond, Inc. (a)	29,400	1,725,780	1.83%
DIRECTV (a)	34,300	1,754,102	1.86%
Dollar Tree, Inc. (a)	44,100	1,763,559	1.87%
Family Dollar Stores, Inc.	26,000	1,474,200	1.57%
Foot Locker, Inc.	52,500	1,803,375	1.92%
Kohl’s Corp.	39,000	1,805,310	1.92%
Nordstrom, Inc.	32,800	1,811,544	1.92%
The Gap, Inc.	54,400	1,777,792	1.89%
Viacom, Inc.	32,100	1,937,235	2.06%
		19,347,825	20.55%
Consumer Staples - 5.62%
Campbell Soup Co.	47,800	1,754,738	1.87%
Dr. Pepper Snapple Group, Inc.	38,500	1,735,195	1.84%
Kroger Co.	65,000	1,800,500	1.91%
		5,290,433	5.62%
Energy - 16.29%
Chevron Corp.	15,900	1,830,885	1.95%
ConocoPhillips	29,600	1,716,800	1.82%
Exxon Mobil Corp.	19,300	1,736,421	1.84%
Halliburton Co.	51,100	2,078,748	2.21%
Helmerich & Payne, Inc.	31,600	2,033,144	2.16%
HollyFrontier Corp.	37,800	1,973,916	2.10%
Marathon Oil Corp.	56,700	1,905,687	2.03%
Marathon Petroleum Corp.	27,700	2,055,617	2.18%
		15,331,218	16.29%
Health Care - 9.87%
Baxter International, Inc.	26,075	1,768,928	1.88%
Cardinal Health, Inc.	40,800	1,787,448	1.90%
Eli Lilly & Co.	35,500	1,905,995	2.02%
HCA Holdings, Inc.	55,500	2,089,575	2.22%
UnitedHealth Group, Inc.	31,500	1,739,115	1.85%
		9,291,061	9.87%
Industrials - 28.97%
3M Co.	18,500	1,860,175	1.98%
Caterpillar, Inc.	19,400	1,908,766	2.03%
Cummins, Inc.	16,200	1,860,246	1.98%
Deere & Co.	20,000	1,881,200	2.00%
Delta Air Lines, Inc. (a)	151,600	2,105,724	2.24%
Fluor Corp.	30,000	1,944,900	2.07%
General Dynamics Corp.	25,200	1,670,760	1.77%
Joy Global, Inc.	28,300	1,787,711	1.90%
Lockheed Martin Corp.	19,000	1,650,530	1.75%
PACCAR, Inc.	39,000	1,835,340	1.95%
Parker Hannifin Corp.	20,600	1,915,182	2.03%
Raytheon Co.	29,800	1,569,864	1.67%
Rockwell Collins, Inc.	30,300	1,784,064	1.89%
The Boeing Co.	23,000	1,699,010	1.80%
Union Pacific Corp.	13,700	1,801,002	1.91%
		27,274,474	28.97%
Information Technology - 11.71%
Apple, Inc.	3,250	1,479,757	1.57%
Intel Corp.	83,500	1,756,840	1.87%
International Business Machines Corp.	8,900	1,807,323	1.92%
KLA-Tencor Corp.	36,700	2,015,197	2.14%
Western Digital Corp.	45,200	2,124,400	2.26%
Western Union Co.	129,200	1,838,516	1.95%
		11,022,033	11.71%
Materials - 4.04%
CF Industries Holdings, Inc.	8,500	1,947,945	2.07%
Freeport-McMoRan Copper & Gold, Inc.	52,700	1,857,675	1.97%
		3,805,620	4.04%
TOTAL COMMON STOCKS (Cost $81,921,276)		91,362,664	97.05%

SHORT-TERM INVESTMENTS - 3.08%
Money Market Fund - 3.08%
Fidelity Government Portfolio - Institutional Class 0.01% (b)	2,900,546	2,900,546	3.08%
TOTAL MONEY MARKET FUND (Cost $2,900,546)		2,900,546	3.08%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,900,546)		2,900,546	3.08%

Total Investments (Cost $84,821,822) - 100.13%		94,263,210	100.13%
Liabilities in Excess of Other Assets - (0.13)%		(119,644)	(0.13)%
TOTAL NET ASSETS - 100.00%		$94,143,566	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$85,250,503
Gross unrealized appreciation	9,974,896
Gross unrealized depreciation	(962,189)
Net unrealized appreciation	$9,012,707

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and will be classified as Level 1 securities.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service. U.S. government securities are generally categorized in Level 2 of the fair value hierarchy based on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$19,347,825	$-	$-	$19,347,825
Consumer Staples	5,290,433	-	-	5,290,433
Energy	15,331,218	-	-	15,331,218
Health Care	9,291,061	-	-	9,291,061
Industrials	27,274,474	-	-	27,274,474
Information Technology	11,022,033	-	-	11,022,033
Materials	3,805,620	-	-	3,805,620
Total Common Stock	91,362,664	-	-	91,362,664

Short-Term Investments
Money Market Funds	2,900,546	-	-	2,900,546
Total Short-Term Investments	2,900,546	-	-	2,900,546

Total Investments in Securities	$94,263,210	$-	$-	$94,263,210

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Hennessy Large Value Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 95.48%
Consumer Discretionary - 8.76%
Abercrombie & Fitch Co., Class A	19,040	$952,000	0.72%
Comcast Corp.	63,315	2,411,035	1.82%
Ford Motor Co.	81,655	1,057,432	0.80%
Macy’s, Inc.	31,190	1,232,317	0.93%
Pulte Homes, Inc. (a)	37,400	775,676	0.58%
Target Corp.	29,540	1,784,512	1.35%
The Home Depot, Inc.	22,040	1,474,917	1.11%
Time Warner, Inc.	38,050	1,922,286	1.45%
		11,610,175	8.76%
Consumer Staples - 7.68%
Altria Group, Inc.	18,955	638,404	0.48%
Bunge Ltd. (b)	23,710	1,888,739	1.43%
CVS Caremark Corp.	32,515	1,664,768	1.26%
Ingredion, Inc.	13,875	916,721	0.69%
J.M. Smucker Co.	7,765	688,212	0.52%
Mondelez International, Inc.	27,840	773,674	0.58%
Procter & Gamble Co.	47,905	3,600,540	2.72%
		10,171,058	7.68%
Energy - 16.62%
Anadarko Petroleum Corp.	13,645	1,091,873	0.82%
Atwood Oceanics, Inc. (a)	11,395	601,314	0.45%
Chevron Corp.	51,605	5,942,316	4.48%
ConocoPhillips	19,500	1,131,000	0.86%
Exxon Mobil Corp.	54,000	4,858,380	3.67%
Helmerich & Payne, Inc.	30,695	1,974,916	1.49%
Hess Corp.	17,945	1,205,186	0.91%
National Oilwell Varco, Inc.	10,300	763,642	0.58%
Occidental Petroleum Corp.	23,930	2,112,301	1.59%
Oil States International, Inc. (a)	4,555	353,377	0.27%
Peabody Energy Corp.	11,025	277,279	0.21%
Valero Energy Corp.	39,210	1,714,653	1.29%
		22,026,237	16.62%
Financials - 22.24%
Ace Ltd. (b)	23,240	1,983,069	1.50%
Affiliated Managers Group, Inc. (a)	8,135	1,170,871	0.88%
Allstate Corp.	44,580	1,957,062	1.48%
American International Group, Inc. (a)	30,835	1,166,488	0.88%
Bank of America Corp.	82,105	929,429	0.70%
Blackrock, Inc.	4,915	1,161,316	0.88%
Capital One Financial Corp.	11,935	672,179	0.51%
Citigroup, Inc.	59,235	2,497,348	1.88%
Invesco Ltd. (b)	5,440	148,240	0.11%
J.P. Morgan Chase & Co.	91,830	4,320,601	3.26%
Lincoln National Corp.	42,870	1,242,373	0.94%
State Street Corp.	25,160	1,400,154	1.06%
The Chubb Corp.	10,730	861,726	0.65%
The Goldman Sachs Group, Inc.	12,035	1,779,495	1.34%
The PNC Financial Services Group, Inc.	23,230	1,435,614	1.08%
Torchmark Corp.	30,740	1,712,525	1.29%
Wells Fargo & Co.	144,670	5,038,856	3.80%
		29,477,346	22.24%
Health Care - 11.13%
Covidien PLC (b)	31,995	1,994,568	1.50%
Johnson & Johnson	62,375	4,610,760	3.48%
McKesson Corp.	12,455	1,310,640	0.99%
Medtronic, Inc.	15,855	738,843	0.56%
Merck & Co., Inc.	39,062	1,689,431	1.27%
Pfizer, Inc.	80,400	2,193,312	1.66%
UnitedHealth Group, Inc.	40,065	2,211,989	1.67%
		14,749,543	11.13%

Industrials - 8.67%
CSX Corp.	29,625	652,639	0.49%
Cummins, Inc.	7,560	868,115	0.66%
Danaher Corp.	19,490	1,168,036	0.88%
Eaton Corp. (b)	16,870	960,747	0.73%
FedEx Corp.	2,583	262,045	0.20%
General Electric Co.	210,230	4,683,924	3.53%
Honeywell International, Inc.	27,040	1,845,210	1.39%
Terex Corp. (a)	12,135	392,931	0.30%
Triumph Group, Inc.	9,290	653,737	0.49%
		11,487,384	8.67%
Information Technology - 6.45%
Cisco Systems, Inc.	158,780	3,266,105	2.46%
eBay, Inc. (a)	15,855	886,770	0.67%
EMC Corp. (a)	41,730	1,026,975	0.78%
Intel Corp.	50,985	1,072,724	0.81%
Micron Technology, Inc. (a)	87,700	663,012	0.50%
Texas Instruments, Inc.	49,370	1,633,160	1.23%
		8,548,746	6.45%
Materials - 4.24%
Eastman Chemical Co.	24,130	1,716,850	1.29%
FMC Corp.	27,400	1,684,278	1.27%
Owens-Ilinois, Inc. (a)	23,360	555,968	0.42%
Reliance Steel & Aluminum Co.	25,745	1,666,216	1.26%
		5,623,312	4.24%
Telecommunication Services - 3.15%
AT&T, Inc.	49,485	1,721,583	1.30%
CenturyLink, Inc.	35,592	1,439,696	1.08%
Verizon Communications, Inc.	23,340	1,017,858	0.77%
		4,179,137	3.15%
Utilities - 6.54%
Edison International	13,540	652,493	0.49%
Nextera Energy, Inc.	35,265	2,540,843	1.92%
Northeast Utilities	57,485	2,341,364	1.76%
NRG Energy, Inc.	52,300	1,255,200	0.95%
OGE Energy Corp.	32,030	1,880,481	1.42%
		8,670,381	6.54%
TOTAL COMMON STOCKS (Cost $101,694,993)		126,543,319	95.48%

REITS - 3.08%
Financials - 3.08%
Apartment Investment & Management Co.	31,300	853,864	0.64%
Host Hotels & Resorts, Inc.	56,205	943,682	0.71%
Simon Property Group, Inc.	14,338	2,296,661	1.73%
		4,094,207	3.08%
TOTAL REITS (Cost $2,828,478)		4,094,207	3.08%

SHORT-TERM INVESTMENTS - 1.04%
Money Market Fund - 1.04%
Fidelity Government Portfolio - Institutional Class
0.01% (c)	1,373,908	$1,373,908	1.04%
TOTAL MONEY MARKET FUND (Cost $1,373,908)		1,373,908	1.04%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,373,908)		1,373,908	1.04%

Total Investments (Cost $105,897,379) - 99.60%		132,011,434	99.60%
Other Assets in Excess of Liabilities - 0.40%		532,043	0.40%
TOTAL NET ASSETS - 100.00%		$132,543,477	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

5

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$106,316,240
Gross unrealized appreciation	25,898,600
Gross unrealized depreciation	(203,407)
Net unrealized appreciation	$25,695,194

Summary of Fair Value Exposure at January 31, 2013
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.   These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those  inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued  at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales  price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments  are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and will be  classified as Level 1 securities.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset  value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service. U.S. government securities are generally categorized in Level 2 of the fair value hierarchy based on the inputs used and market activity levels for  specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on  the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not  readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair  value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in  determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with  direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate  the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these  securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such  securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or  futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the  judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a  value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values  and are considered Level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities  may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities  may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc.,  the Fund’s advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All  actions taken by the Valuation Committee are reviewed and ratified by the Board.

6

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.   Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013,  were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$11,610,175	$-	$-	$11,610,175
Consumer Staples	10,171,058	-	-	10,171,058
Energy	22,026,237	-	-	22,026,237
Financials	29,477,346	-	-	29,477,346
Health Care	14,749,543	-	-	14,749,543
Industrials	11,487,384	-	-	11,487,384
Information Technology	8,548,746	-	-	8,548,746
Materials	5,623,312	-	-	5,623,312
Telecommunication Services	4,179,137	-	-	4,179,137
Utilities	8,670,381	-	-	8,670,381
Total Common Stock	126,543,319	-	-	126,543,319

REITS
Financials	4,094,207	-	-	4,094,207
Total REITS	4,094,207	-	-	4,094,207

Short-Term Investments
Money Market Funds	1,373,908	-	-	1,373,908
Total Short-Term Investments	1,373,908	-	-	1,373,908

Total Investments in Securities	$132,011,434	$-	$-	$132,011,434

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

7

Hennessy Focus Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 86.99%
Consumer Discretionary - 41.96%
Bally Technologies, Inc. (a)	1,169,000	$56,299,040	6.85%
CarMax, Inc. (a)	1,840,088	72,536,269	8.82%
Dick’s Sporting Goods, Inc.	30,000	1,427,700	0.17%
Lamar Advertising Co., Class A (a)	630,000	26,863,200	3.27%
News Corp., Class A	1,886,000	52,317,640	6.37%
O’Reilly Automotive, Inc. (a)	730,000	67,634,500	8.23%
Penn National Gaming, Inc. (a)	1,393,670	67,815,982	8.25%
		344,894,331	41.96%
Energy - 4.51%
World Fuel Services Corp.	859,150	37,037,956	4.51%

Financials - 23.24%
Aon PLC (b)	755,000	43,593,700	5.30%
Diamond Hill Investment Group, Inc.	83,945	6,072,581	0.74%
Encore Capital Group, Inc. (a)	672,366	20,231,493	2.46%
Markel Corp. (a)	136,640	65,058,403	7.92%
Marlin Business Services Corp.	454,839	10,006,458	1.22%
T. Rowe Price Group, Inc.	125,000	8,931,250	1.09%
The Charles Schwab Corp.	2,017,000	33,341,010	4.06%
White River Capital, Inc.	173,137	3,731,103	0.45%
		190,965,998	23.24%
Health Care - 1.89%
Henry Schein, Inc. (a)	180,000	15,541,200	1.89%

Industrials - 8.76%
American Woodmark Corp. (a)	680,160	18,915,250	2.30%
Roadrunner Transportation Systems, Inc. (a)	904,200	18,183,462	2.21%
Simpson Manufacturing Company, Inc.	850,000	27,557,000	3.35%
UTi Worldwide, Inc. (b)	500,000	7,380,000	0.90%
		72,035,712	8.76%
Information Technology - 6.63%
Google, Inc., Class A (a)	57,500	43,452,175	5.29%
MICROS Systems, Inc. (a)	240,000	11,047,200	1.34%
		54,499,375	6.63%
TOTAL COMMON STOCKS (Cost $376,898,333)		714,974,572	86.99%

REITS - 9.58%
Financials - 9.58%
American Tower Corp., Class A	1,034,000	78,739,100	9.58%
TOTAL REITS (Cost $5,433,992)		78,739,100	9.58%

SHORT-TERM INVESTMENTS - 3.47%
Money Market Fund - 3.47%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	28,485,207	28,485,207	3.47%
TOTAL MONEY MARKET FUND (Cost $28,485,207)		28,485,207	3.47%
TOTAL SHORT-TERM INVESTMENTS (Cost $28,485,207)		28,485,207	3.47%

Total Investments (Cost $410,817,532) - 100.04%		822,198,879	100.04%
Liabilities in Excess of Other Assets - (0.04)%		(326,285)	(0.04)%
TOTAL NET ASSETS - 100.00%		$821,872,594	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$410,817,532
Gross unrealized appreciation	416,435,157
Gross unrealized depreciation	(5,053,810)
Net unrealized appreciation	$411,381,347

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate  investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term  securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current  market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio  securities may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used. in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, are as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$344,894,331	$-	$-	$344,894,331
Energy	37,037,956		-	37,037,956
Financials	190,965,998	-	-	190,965,998
Health Care	15,541,200	-	-	15,541,200
Industrials	72,035,712	-	-	72,035,712
Information Technology	54,499,375	-	-	54,499,375
Total Common Stock	714,974,572	-	-	714,974,572

REITS
Financials	78,739,100	-	-	78,739,100

Short-Term Investments
Money Market Funds	28,485,207	-	-	28,485,207
Total Short-Term Investments	28,485,207	-	-	28,485,207

Total Investments in Securities	$822,198,879	$-	$-	$822,198,879

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:
	Common Stock

Transfers into Level 2	$-
Transfers out of Level 2	(3,917,225)
Net transfers in and/or (out) of Level 2	$(3,917,225)

Transfers were made from Level 2 into Level 1 because securities that were not actively trading at October 31, 2012, traded in an active market on January 31, 2013.

Transfers between levels are recognized at the end of the reporting period.

Hennessy Large Cap Financial Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of Shares	Value	% of Net Assets

COMMON STOCKS - 95.85%
Financials - 91.74%
American Express Co.	50,000	$2,940,500	4.62%
American International Group, Inc. (a)	87,000	3,291,210	5.17%
Bank of America Corp.	305,000	3,452,600	5.43%
Blackstone Group L.P.	135,000	2,497,500	3.93%
Capital One Financial Corp.	55,000	3,097,600	4.87%
CIT Group, Inc. (a)	70,000	2,964,500	4.66%
Citigroup, Inc.	89,000	3,752,240	5.90%
Comerica, Inc.	45,000	1,546,200	2.43%
Discover Financial Services	60,000	2,303,400	3.62%
Fifth Third Bancorp	140,000	2,280,600	3.59%
Huntington Bancshares, Inc.	345,000	2,401,200	3.77%
J.P. Morgan Chase & Co.	78,000	3,669,900	5.77%
KeyCorp	250,000	2,350,000	3.69%
M&T Bank Corp.	7,000	718,830	1.13%
MetLife, Inc.	25,000	933,500	1.47%
Morgan Stanley	160,000	3,656,000	5.75%
Regions Financial Corp.	305,000	2,372,900	3.73%
SunTrust Banks, Inc.	75,000	2,127,750	3.35%
The Goldman Sachs Group, Inc.	23,000	3,400,780	5.35%
The PNC Financial Services Group, Inc.	50,000	3,090,000	4.86%
U.S. Bancorp (b)	75,000	2,482,500	3.90%
Wells Fargo & Co.	80,000	2,786,400	4.38%
Zions Bancorporation	10,000	233,200	0.37%
		58,349,310	91.74%
Information Technology - 4.11%
MasterCard, Inc., Class A	2,000	1,036,800	1.63%
Visa, Inc., Class A	10,000	1,579,100	2.48%
		2,615,900	4.11%
TOTAL COMMON STOCKS (Cost $50,504,500)		60,965,210	95.85%

SHORT-TERM INVESTMENTS - 2.48%
Money Market Fund - 2.48%
Fidelity Government Portfolio - Institutional Class 0.010% (c)	1,575,914	1,575,914	2.48%
TOTAL MONEY MARKET FUND (Cost $1,575,914)		1,575,914	2.48%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,575,914)		1,575,914	2.48%

Total Investments (Cost $52,080,414) - 98.33%		62,541,124	98.33%
Other Assets in Excess of Liabilities - 1.67%		1,064,922	1.67%
TOTAL NET ASSETS - 100.00%		$63,606,046	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the year ended January 31, 2013, are as follows:

Issuer	U.S.Bancorp
Beginning Cost	$1,688,883
Purchase Cost	$646,227
Sales Cost	$267,006
Ending Cost	$2,068,104
Dividend Income	$16,575
Shares	75,000
Market Value	$2,482,500
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$56,119,250
Gross unrealized appreciation	6,595,735
Gross unrealized depreciation	(173,861)
Net unrealized appreciation	$6,421,874

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate  investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which  may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used. in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, are as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Financials	$58,349,310	$-	$-	$58,349,310
Information Technology	2,615,900	-	-	2,615,900
Total Common Stock	60,965,210	-	-	60,965,210

Short-Term Investments
Money Market Funds	1,575,914	-	-	1,575,914
Total Short-Term Investments	1,575,914	-	-	1,575,914

Total Investments in Securities	$62,541,124	$-	$-	$62,541,124

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Hennessy Small Cap Financial Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 94.12%
Consumer Discretionary - 2.91%
KB Home	360,000	$6,865,200	2.91%

Financials - 89.53%
Associated Banc-Corp.	160,000	2,283,200	0.97%
Astoria Financial Corp.	490,000	4,772,600	2.02%
BancorpSouth, Inc.	60,000	870,000	0.37%
BankUnited, Inc.	245,000	6,590,500	2.79%
Banner Corp.	175,000	5,285,000	2.24%
Brookline Bancorp, Inc.	290,000	2,554,900	1.08%
CapitalSource, Inc.	705,000	5,717,550	2.42%
Central Pacific Financial Corp. (a)	90,000	1,449,900	0.61%
City National Corp.	5,000	264,800	0.11%
Cowen Group Inc. (a)	185,000	492,100	0.21%
Encore Capital Group, Inc. (a)	180,000	5,416,200	2.29%
Everbank Financial Corp.	270,000	3,939,300	1.67%
Fifth Third Bancorp	50,000	814,500	0.35%
First Bancorp (a)(b)	950,000	4,873,500	2.06%
First Connecticut Bancorp, Inc.	190,000	2,671,400	1.13%
First Horizon National Corp.	380,000	3,879,800	1.64%
First Niagara Financial Group, Inc.	240,000	1,881,600	0.80%
FirstMerit Corp.	80,000	1,218,400	0.52%
Flagstar Bancorp, Inc. (a)	370,000	5,820,100	2.47%
Flushing Financial Corp.	335,000	5,306,400	2.25%
Fulton Financial Corp.	440,000	4,791,600	2.03%
Green Dot Corp., Class A (a)	85,000	1,139,000	0.48%
Hingham Institution for Savings	94,331	6,551,288	2.78%
Home Loan Servicing Solutions LTD (b)	200,000	4,348,000	1.84%
HomeStreet, Inc. (a)	255,000	6,431,100	2.72%
Independent Bank Corp.	70,000	2,169,300	0.92%
JMP Group, Inc.	32,956	217,510	0.09%
KeyCorp	180,000	1,692,000	0.72%
KKR Financial Holdings LLC	590,000	6,484,100	2.75%
Ladenburg Thalman Financial Services, Inc.(a)	200,000	246,000	0.10%
MB Financial, Inc.	50,000	1,118,500	0.47%
MBIA, Inc. (a)	700,000	6,027,000	2.55%
MGIC Investment Corp. (a)	1,400,000	3,892,000	1.65%
Nationstar Mortgage Holdings, Inc. (a)	190,000	6,857,100	2.91%
Netspend Holdings, Inc. (a)	375,000	4,065,000	1.72%
NorthStar Realty Finance Corp.	725,000	5,655,000	2.40%
Northwest Bancshares, Inc.	135,000	1,647,000	0.70%
OceanFirst Financial Corp.	230,000	3,263,700	1.38%
Ocwen Financial Corp. (a)	170,000	6,624,900	2.81%
Oppenheimer Holdings, Inc.	40,000	680,400	0.29%
PHH Corp. (a)	290,000	6,345,200	2.69%
Piper Jaffray Companies, Inc. (a)	32,361	1,253,341	0.53%
Popular, Inc. (a)(b)	280,000	7,515,200	3.18%
Portfolio Recovery Associates, Inc. (a)	20,000	2,139,000	0.91%
PrivateBancorp, Inc.	150,000	2,575,500	1.09%
Provident Financial Services, Inc.	35,248	522,728	0.22%
RAIT Financial Trust	700,000	4,823,000	2.04%
Rockville Financial, Inc.	230,000	2,962,400	1.26%
Sterling Financial Corp.	314,718	6,794,762	2.88%
Susquehanna Bancshares, Inc.	340,000	3,882,800	1.65%
SWS Group, Inc. (a)	59,601	392,770	0.17%
Synovus Financial Corp.	1,725,000	4,450,500	1.89%
TCF Financial Corp.	240,000	3,278,400	1.39%
Territorial Bancorp, Inc.	115,000	2,634,650	1.12%
United Community Banks (a)	120,000	1,258,800	0.53%
United Financial Bancorp, Inc.	200,294	2,998,401	1.27%
Walter Investment Management Corp. (a)	140,000	6,273,400	2.66%
Washington Federal, Inc.	200,000	3,518,000	1.49%
Wintrust Financial Corp.	90,000	3,336,300	1.41%
WSFS Financial Corp.	64,900	2,951,003	1.25%
Zions Bancorp.	60,000	1,399,200	0.59%
		211,307,603	89.53%

Information Technology - 1.68%
Heartland Payment Systems, Inc.	75,000	2,382,000	1.01%
MoneyGram International, Inc. (a)	115,000	1,583,550	0.67%
		3,965,550	1.68%
TOTAL COMMON STOCKS (Cost $186,481,765)		222,138,353	94.12%

REITS - 2.21%
Financials - 2.21%
Pennymac Mortgage Investment Trust	196,395	5,224,107	2.21%
TOTAL REITS (Cost $5,068,842)		5,224,107	2.21%

MUTUAL FUNDS - 1.02%

American Capital Ltd.	180,000	2,404,800	1.02%
TOTAL MUTUAL FUNDS (Cost $1,762,410)		2,404,800	1.02%

SHORT-TERM INVESTMENTS - 2.56%
Money Market Fund - 2.56%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	6,043,300	6,043,300	2.56%
TOTAL MONEY MARKET FUND (Cost $6,043,300)		6,043,300	2.56%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,043,300)		6,043,300	2.56%

Total Investments (Cost $199,356,317) - 99.91%		235,810,560	99.91%
Other Assets in Excess of Liabilities - 0.09%		223,861	0.09%
TOTAL NET ASSETS - 100.00%		$236,034,421	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$203,710,179
Gross unrealized appreciation	38,040,796
Gross unrealized depreciation	(5,940,415)
Net unrealized appreciation	$32,100,381

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements  section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived   derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are   few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information   information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment   speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that   reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary  exchange on which the securities are listed. Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which  may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean  between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues  are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing  service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data  relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term  securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance  with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and  markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current  market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs,  these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that  the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair  value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies  to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy. Because the Funds invest in foreign securities, the value of the Funds’ portfolio  securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be  classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee  are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used. in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in  those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, are as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$6,865,200	$-	$-	$6,865,200
Financials	211,307,603	-	-	211,307,603
Information Technology	3,965,550	-	-	3,965,550
Total Common Stock	222,138,353	-	-	222,138,353

REITS
Financials	5,224,107	-	-	5,224,107

Mutual Funds	2,404,800	-	-	2,404,800

Short-Term Investments
Money Market Funds	6,043,300	-	-	6,043,300
Total Short-Term Investments	6,043,300	-	-	6,043,300

Total Investments in Securities	$235,810,560	$-	$-	$235,810,560

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 93.84%
Consumer Discretionary - 8.30%
Amazon.com, Inc. (a)	860	$228,330	4.14%
priceline.com, Inc. (a)	335	229,632	4.16%
		457,962	8.30%
Health Care - 14.82%
Alexion Pharmaceuticals, Inc. (a)	2,220	208,658	3.78%
athenahealth, Inc. (a)	425	36,750	0.66%
Catamaran Corp. (a)(b)	2,340	121,422	2.20%
Cerner Corp. (a)	1,880	155,194	2.81%
HealthStream, Inc. (a)	1,350	33,453	0.61%
Intuitive Surgical, Inc. (a)	402	230,901	4.19%
Myriad Genetics, Inc. (a)	1,155	31,254	0.57%
		817,632	14.82%
Industrials - 1.29%
Quanta Services, Inc. (a)	2,450	70,977	1.29%

Information Technology - 69.43%
3D Systems Corp. (a)	655	37,892	0.69%
Apple, Inc.	503	229,021	4.15%
Aruba Networks, Inc. (a)	1,375	31,680	0.57%
Cirrus Logic, Inc. (a)	1,035	29,218	0.53%
Cisco Systems, Inc.	11,020	226,681	4.11%
Cognizant Technology Solutions Corp., Class A (a)	2,982	233,133	4.23%
CoStar Group, Inc. (a)	365	34,230	0.62%
Datawatch Corp. (a)	2,360	28,721	0.52%
eBay, Inc. (a)	4,080	228,194	4.14%
Equinix, Inc. (a)	550	118,487	2.15%
Fortinet, Inc. (a)	1,825	43,052	0.78%
Google, Inc., Class A (a)	303	228,974	4.15%
IAC Interactivecorp	1,025	42,281	0.77%
Interdigital, Inc.	680	29,505	0.53%
IPG Photonics Corp. (a)	585	38,306	0.69%
IXIA (a)	1,560	29,624	0.54%
Liquidity Services, Inc. (a)	1,065	33,942	0.62%
LivePerson, Inc. (a)	2,360	31,553	0.57%
MICROS Systems, Inc. (a)	935	43,038	0.78%
Microsoft Corp.	8,310	228,276	4.14%
NetApp, Inc. (a)	4,130	148,680	2.69%
NetSuite, Inc. (a)	825	57,940	1.05%
NeuStar, Inc. (a)	720	32,501	0.59%
Oracle Corp.	6,485	230,282	4.17%
PROS Holdings, Inc. (a)	1,638	36,134	0.65%
QUALCOMM, Inc.	3,505	231,435	4.19%
Rackspace Hosting, Inc. (a)	1,500	113,025	2.05%
Red Hat, Inc. (a)	2,225	123,621	2.24%
RF Industries Ltd.	5,553	30,319	0.55%
Rudolph Technologies, Inc. (a)	2,465	33,253	0.60%
salesforce.com, Inc. (a)	1,365	234,957	4.26%
Semtech Corp. (a)	1,100	33,176	0.60%
SolarWinds, Inc. (a)	875	47,618	0.86%
Sourcefire, Inc. (a)	665	28,329	0.51%
Syntel, Inc.	564	32,876	0.60%
Teradyne, Inc. (a)	2,140	34,582	0.63%
Ultratech, Inc. (a)	875	35,639	0.65%
Visa, Inc., Class A	1,495	236,075	4.28%
Western Digital Corp.	2,745	129,015	2.34%
WEX, Inc. (a)	450	35,375	0.64%
		3,830,640	69.43%
TOTAL COMMON STOCKS (Cost $4,625,100)		5,177,211	93.84%

16

SHORT-TERM INVESTMENTS - 6.13%
Money Market Fund - 6.13%
Federated Government Obligations Fund - Class I
0.010% (c)	61,658	61,658	1.12%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	276,357	276,357	5.01%
TOTAL MONEY MARKET FUND (Cost $338,015)		338,015	6.13%
TOTAL SHORT-TERM INVESTMENTS (Cost $338,015)		338,015	6.13%

Total Investments (Cost $4,963,115) - 99.97%		5,515,226	99.97%
Other Assets in Excess of Liabilities - 0.03%		1,860	0.03%
TOTAL NET ASSETS - 100.00%		$5,517,086	100.00%

Percentages are stated as a percent of net assets.
(a)         Non-income producing security.
(b)         U.S. traded security of a foreign corporation.
(c)         The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$5,099,501
Gross unrealized appreciation	502,557
Gross unrealized depreciation	(86,832)
Net unrealized appreciation	$415,725

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio  securities may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used. in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, are as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$457,962	$-	$-	$457,962
Health Care	817,632	-	-	817,632
Industrials	70,977	-	-	70,977
Information Technology	3,830,640	-	-	3,830,640
Total Common Stock	5,177,211	-	-	5,177,211

Short-Term Investments
Money Market Funds	338,015	-	-	338,015
Total Short-Term Investments	338,015	-	-	338,015

Total Investments in Securities	$5,515,226	$-	$-	$5,515,226

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Hennessy Gas Utility Index Fund Schedule of Investments January 31, 2013 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 98.68%
Energy - 33.78%
Cheniere Energy, Inc. (a)	1,061,592	$22,537,598	2.93%
Enbridge, Inc. (b)	862,901	37,743,290	4.90%
Energen Corp.	90,129	4,338,810	0.57%
Energy Transfer Equity, LP	764,121	38,633,958	5.01%
EQT Corp.	85,410	5,074,208	0.66%
Kinder Morgan, Inc.	1,010,704	37,860,972	4.91%
Spectra Energy Corp.	1,373,622	38,159,219	4.95%
The Williams Companies, Inc.	1,083,192	37,965,879	4.93%
TransCanada Corp. (b)	800,668	37,927,643	4.92%
		260,241,577	33.78%
Financials - 0.53%
Berkshire Hathaway, Inc., Class A (a)	28	4,084,500	0.53%

Utilities - 64.37%
AGL Resources, Inc.	533,470	22,299,046	2.89%
ALLETE, Inc.	1,625	74,977	0.01%
Alliant Energy Corp.	53,492	2,452,073	0.32%
Ameren Corp.	87,890	2,851,152	0.37%
Atmos Energy Corp.	477,862	17,852,924	2.32%
Avista Corp.	63,972	1,654,316	0.21%
Black Hills Corp.	45,600	1,839,960	0.24%
Centerpoint Energy, Inc.	822,998	16,822,079	2.18%
CH Energy Group, Inc.	17,780	1,155,700	0.15%
Chesapeake Utilities Corp.	39,639	1,881,267	0.24%
CMS Energy Corp.	450,148	11,568,804	1.50%
Consolidated Edison, Inc.	266,470	15,156,814	1.97%
Corning Natural Gas Corp.	12,935	200,812	0.03%
Delta Natural Gas Company, Inc.	38,090	750,373	0.10%
Dominion Resources, Inc.	620,556	33,578,285	4.36%
DTE Energy Co.	184,715	11,694,307	1.52%
Duke Energy Corp.	83,837	5,762,955	0.75%
Entergy Corp.	7,900	510,340	0.07%
Exelon Corp.	261,581	8,224,107	1.07%
Gas Natural, Inc.	31,256	308,497	0.04%
Integrys Energy Group, Inc.	211,321	11,557,145	1.50%
MDU Resources Group, Inc.	354,285	8,261,926	1.07%
MGE Energy, Inc.	20,017	1,048,691	0.14%
National Fuel Gas Co.	288,098	15,672,531	2.03%
National Grid PLC - ADR (b)	683,208	37,521,783	4.87%
New Jersey Resources Corp.	174,142	7,319,188	0.95%
NiSource, Inc.	989,831	26,755,132	3.47%
Northeast Utilities	118,375	4,821,414	0.63%
Northwest Natural Gas Co.	134,197	6,095,228	0.79%
NV Energy, Inc.	34,450	652,138	0.08%
ONEOK, Inc.	736,441	34,620,091	4.49%
Pepco Holdings, Inc.	43,704	853,102	0.11%
PG&E Corp.	589,809	25,149,456	3.26%
Piedmont Natural Gas Company, Inc.	396,276	12,585,726	1.63%
PPL Corp.	70,235	2,127,418	0.28%
Public Service Enterprise Group, Inc.	473,176	14,753,628	1.91%
Questar Corp.	780,315	18,126,717	2.35%
RGC Resources, Inc.	26,112	479,677	0.06%
SCANA Corp.	118,823	5,562,105	0.72%
Sempra Energy	502,255	37,694,238	4.89%
South Jersey Industries, Inc.	124,581	6,762,257	0.88%
Southwest Gas Corp.	247,701	11,032,603	1.43%
TECO Energy, Inc.	153,390	2,725,740	0.35%
The Empire District Electric Co.	16,500	349,965	0.05%
The Laclede Group, Inc.	107,349	4,285,372	0.56%
UGI Corp.	189,875	6,691,195	0.87%
UIL Holdings Corp.	117,304	4,364,882	0.57%
Unitil Corp.	39,834	1,066,755	0.14%
UNS Energy Corp.	15,380	696,560	0.09%

Vectren Corp.	175,916	5,551,909	0.72%
WGL Holdings, Inc.	249,665	10,468,453	1.36%
Wisconsin Energy Corp.	136,260	5,372,732	0.70%
Xcel Energy, Inc.	298,497	8,292,247	1.08%
		495,956,792	64.37%
TOTAL COMMON STOCKS (Cost $536,340,234)		760,282,869	98.68%

SHORT-TERM INVESTMENTS - 1.38%
Money Market Fund - 1.38%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	10,646,746	10,646,746	1.38%
TOTAL MONEY MARKET FUND (Cost $10,646,746)		10,646,746	1.38%
TOTAL SHORT-TERM INVESTMENTS (Cost $10,646,746)		10,646,746	1.38%

Total Investments (Cost $546,986,980) - 100.06%		770,929,615	100.06%
Liabilities in Excess of Other Assets - (0.06)%		(429,248)	(0.06)%
TOTAL NET ASSETS - 100.00%		$770,500,367	100.00%

Percentages are stated as a percent of net assets.

ADR -   American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$564,445,080
Gross unrealized appreciation	210,637,912
Gross unrealized depreciation	(4,153,377)
Net unrealized appreciation	$206,484,535

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used. in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, are as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Energy	$260,241,577	$-	$-	$260,241,577
Financials	4,084,500	-	-	4,084,500
Utilities	495,755,980	200,812	-	495,956,792
Total Common Stock	760,082,057	200,812	-	760,282,869

Short-Term Investments
Money Market Funds	10,646,746	-	-	10,646,746
Total Short-Term Investments	10,646,746	-	-	10,646,746

Total Investments in Securities	$770,728,803	$200,812	$-	$770,929,615

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 56.74%
Consumer Discretionary - 4.18%
CarMax, Inc. (a)	164,029	$6,466,023	2.46%
Lowes Companies, Inc.	118,606	4,529,563	1.72%
		10,995,586	4.18%
Consumer Staples - 11.35%
Altria Group, Inc.	132,459	4,461,219	1.70%
Brown-Forman Corp., Class B	26,306	1,701,998	0.65%
Energizer Holdings, Inc.	52,812	4,595,172	1.75%
Lorillard, Inc.	62,366	2,436,640	0.93%
Philip Morris International, Inc.	32,883	2,898,965	1.10%
Reynolds American, Inc.	81,951	3,604,205	1.37%
The Coca-Cola Co.	107,781	4,013,765	1.52%
The Hershey Co.	23,678	1,881,217	0.71%
Wal-Mart Stores, Inc.	60,922	4,261,494	1.62%
		29,854,675	11.35%
Energy - 3.69%
Chevron Corp.	46,071	5,305,076	2.02%
ConocoPhillips	76,108	4,414,264	1.67%
		9,719,340	3.69%
Financials - 10.49%
Alexander & Baldwin, Inc. (a)	72,357	2,431,195	0.92%
Berkshire Hathaway, Inc., Class B (a)	57,669	5,589,856	2.12%
Blackrock, Inc.	22,628	5,346,544	2.03%
Eaton Vance Corp.	173,480	6,279,976	2.39%
Wells Fargo & Co.	165,823	5,775,615	2.20%
White Mountains Insurance Group Ltd. (d)	3,981	2,192,178	0.83%
		27,615,364	10.49%
Health Care - 3.62%
Bristol-Myers Squibb Co.	169,808	6,136,861	2.33%
Pfizer, Inc.	124,075	3,384,766	1.29%
		9,521,627	3.62%
Industrials - 1.22%
FedEx Corp.	31,668	3,212,718	1.22%

Information Technology - 10.25%
Cisco Systems, Inc.	195,556	4,022,587	1.53%
Corning, Inc.	323,617	3,883,404	1.47%
EMC Corp. (a)	210,883	5,189,831	1.97%
Intel Corp.	192,309	4,046,181	1.54%
International Business Machines Corp.	16,925	3,436,960	1.31%
Microsoft Corp.	83,363	2,289,981	0.87%
Visa, Inc., Class A	25,919	4,092,869	1.56%
		26,961,813	10.25%
Materials - 6.99%
Albemarle Corp.	102,825	6,304,201	2.39%
MeadWestvaco Corp.	159,457	4,998,977	1.90%
NewMarket Corp.	27,840	7,103,654	2.70%
		18,406,832	6.99%
Telecommunication Services - 2.04%
Verizon Communications, Inc.	122,998	5,363,943	2.04%

Utilities - 2.91%
Dominion Resources, Inc.	105,281	5,696,755	2.17%
Duke Energy Corp.	28,412	1,953,041	0.74%
		7,649,796	2.91%
TOTAL COMMON STOCKS (Cost $126,976,836)		149,301,694	56.74%

PREFERRED STOCKS - 0.01%
Financials - 0.01%
Fannie Mae Preferred (a)	10,600	19,186	0.01%
TOTAL PREFERRED STOCKS (Cost $265,000)		19,186	0.01%

REITS - 1.36%
Financials - 1.36%
Apollo Commercial Real Estate Finance, Inc.	7,000	122,220	0.05%
Chimera Investment Corp.	115,000	350,750	0.13%
Hatteras Financial Corp.	110,728	2,998,514	1.14%
Starwood Property Trust, Inc.	4,500	115,380	0.04%
TOTAL REITS (Cost $3,661,827)		3,586,864	1.36%

	Number of		% of Net
	Shares	Value	Assets
CORPORATE BONDS - 19.33%
Consumer Discretionary - 0.65%
Best Buy Company, Inc.
7.250%, 07/15/2013	300,000	306,750	0.12%
Comcast Corp.
4.950%, 06/15/2016	600,000	673,493	0.25%
Marriott International, Inc., Series J
5.625%, 02/15/2013	150,000	149,942	0.06%
Starbucks Corp.
6.250%, 08/15/2017	300,000	360,155	0.13%
The Home Depot, Inc.
5.400%, 03/01/2016	200,000	227,674	0.09%
		1,718,014	0.65%
Consumer Staples - 0.80%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	150,000	198,240	0.08%
CVS Caremark Corp.
4.750%, 05/18/2020	400,000	462,190	0.18%
CVS Caremark Corp.
5.750%, 06/01/2017	600,000	710,272	0.27%
Diageo Capital PLC - ADR (d)
7.375%, 01/15/2014	350,000	372,238	0.14%
Wal-Mart Stores, Inc.
5.000%, 10/25/2040	300,000	348,909	0.13%
		2,091,849	0.80%
Energy - 0.14%
Devon Energy Corp.
5.625%, 01/15/2014	200,000	209,381	0.08%
Husky Energy, Inc. - ADR (d)
5.900%, 06/15/2014	150,000	160,536	0.06%
		369,917	0.14%
Financials - 11.01%
Aflac, Inc.
8.500%, 05/15/2019	650,000	882,154	0.34%
American Express Credit Corp.
2.750%, 09/15/2015	650,000	679,671	0.26%
American Express Credit Corp., Series C
7.300%, 08/20/2013	60,000	62,234	0.03%
American International Group, Inc.
4.250%, 09/15/2014	270,000	284,478	0.11%
5.850%, 01/16/2018	575,000	673,391	0.26%
Associated Banc-Corp
5.125%, 03/28/2016	700,000	768,435	0.29%
Associates Corporation of North America
6.950%, 11/01/2018	300,000	366,151	0.14%
Bank of Montreal - ADR (d)
2.500%, 01/11/2017	400,000	416,983	0.16%
Capital One Financial Corp.
4.750%, 07/15/2021	1,000,000	1,140,884	0.43%
Caterpillar Financial Services Corp.
4.900%, 08/15/2013	325,000	332,882	0.13%
Citigroup, Inc.
6.125%, 11/21/2017	1,455,000	1,719,488	0.65%
CME Group, Inc.
5.750%, 02/15/2014	375,000	394,778	0.15%
Credit Suisse USA, Inc.
5.125%, 08/15/2015	575,000	635,351	0.24%
Discover Financial Services
5.200%, 04/27/2022	900,000	1,021,238	0.39%
Fifth Third Bancorp
3.625%, 01/25/2016	700,000	746,896	0.28%
First Niagara Financial Group, Inc.
6.750%, 03/19/2020	590,000	696,470	0.26%
General Electric Capital Corp.
5.500%, 06/04/2014	250,000	266,398	0.10%
5.625%, 05/01/2018	1,050,000	1,236,840	0.47%
HSBC Finance Corp.
2.375%, 02/13/2015	1,000,000	1,031,837	0.39%
5.000%, 06/30/2015	700,000	761,327	0.29%
JPMorgan Chase & Co.
5.125%, 09/15/2014	650,000	692,144	0.26%
KeyCorp
3.750%, 08/13/2015	400,000	427,899	0.16%
5.100%, 03/24/2021	450,000	520,570	0.20%
Lazard Group
6.850%, 06/15/2017	320,000	367,217	0.14%

Lincoln National Corp.
6.250%, 02/15/2020	780,000	928,117	0.35%
Manulife Financial Corp. - ARD (d)
3.400%, 09/17/2015	300,000	316,114	0.12%
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	455,000	548,721	0.21%
Merrill Lynch & Company, Inc., Series MTNC (c)
0.764%, 01/15/2015	250,000	247,921	0.09%
MetLife, Inc., Series A
6.817%, 08/15/2018	100,000	124,869	0.05%
Morgan Stanley
4.750%, 04/01/2014	250,000	259,137	0.10%
5.750%, 01/25/2021	250,000	284,546	0.11%
6.625%, 04/01/2018	250,000	294,849	0.11%
Northern Trust Corp.
3.375%, 08/23/2021	500,000	529,137	0.20%
Prudential Financial, Inc.
5.500%, 03/15/2016	310,000	349,375	0.13%
Prudential Financial, Inc., Series MTNB
5.100%, 09/20/2014	285,000	304,432	0.12%
Qwest Capital Funding, Inc.
6.500%, 11/15/2018	700,000	797,673	0.30%
Raymond James Financial, Inc.
5.625%, 04/01/2024	700,000	784,099	0.30%
Simon Property Group, Inc.
6.100%, 05/01/2016	1,010,000	1,159,404	0.44%
St. Paul Travelers, Inc.
5.500%, 12/01/2015	275,000	310,293	0.12%
SunTrust Banks, Inc.
3.600%, 04/15/2016	250,000	267,534	0.10%
6.000%, 09/11/2017	250,000	296,697	0.11%
The Bear Stearns Companies, Inc.
6.400%, 10/02/2017	1,350,000	1,619,765	0.62%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,250,301	0.48%
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	300,000	337,778	0.13%
The Royal Bank of Scotland PLC (d)
4.375%, 03/16/2016	400,000	436,783	0.17%
Wachovia Corp.
5.250%, 08/01/2014	300,000	319,557	0.12%
Westpac Banking Corp. - ADR (d)
4.200%, 02/27/2015	500,000	536,548	0.20%
4.875%, 11/19/2019	450,000	528,084	0.20%
		28,957,450	11.01%
Health Care - 1.48%
Agilent Technologies, Inc.
5.000%, 07/15/2020	650,000	731,988	0.28%
GlaxoSmithKline Capital, Inc. ADR (d)
1.500%, 05/08/2017	500,000	505,228	0.19%
2.850%, 05/08/2022	1,000,000	1,012,191	0.38%
4.850%, 05/15/2013	325,000	329,207	0.13%
Merck and Co., Inc.
6.000%, 09/15/2017	850,000	1,031,754	0.39%
UnitedHealth Group, Inc.
5.375%, 03/15/2016	250,000	283,180	0.11%
		3,893,548	1.48%
Industrials - 0.68%
FedEx Corp.
7.375%, 01/15/2014	300,000	319,037	0.12%
GE Global Insurance Holding Corp.
7.000%, 02/15/2026	150,000	190,766	0.08%
John Deere Capital Corp.
1.850%, 09/15/2016	1,000,000	1,030,825	0.39%
The Boeing Co.
5.000%, 03/15/2014	220,000	230,816	0.09%
		1,771,444	0.68%
Information Technology - 2.07%
Altera Corp.
1.750%, 05/15/2017	1,000,000	1,017,527	0.39%
Applied Materials, Inc.
4.300%, 06/15/2021	300,000	332,386	0.13%
Corning, Inc.
6.850%, 03/01/2029	275,000	341,553	0.13%
eBay, Inc.
3.250%, 10/15/2020	250,000	265,460	0.10%
Intel Corp.
3.300%, 10/01/2021	250,000	260,717	0.10%
Juniper Networks, Inc.
4.600%, 03/15/2021	1,000,000	1,070,494	0.41%
KLA-Tencor Corp.
6.900%, 05/01/2018	650,000	775,942	0.29%
Symantec Corp.
2.750%, 06/15/2017	500,000	514,532	0.19%
3.950%, 06/15/2022	500,000	504,192	0.19%
4.200%, 09/15/2020	350,000	366,951	0.14%
		5,449,754	2.07%

Materials - 1.62%
Alcoa, Inc.
6.150%, 08/15/2020	625,000	685,625	0.26%
AngloGold Ashanti Holdings PLC - ADR (d)
5.125%, 08/01/2022	1,000,000	1,016,146	0.38%
Barrick Gold Financeco LLC - ADR (d)
6.125%, 09/15/2013	350,000	361,419	0.14%
BHP Billiton Finance USA Ltd. - ADR (d)
6.750%, 11/01/2013	250,000	261,472	0.10%
El du Pont de Nemours & Co.
4.750%, 03/15/2015	315,000	342,137	0.13%
International Paper Co.
9.375%, 05/15/2019	250,000	341,641	0.13%
Rio Tinto Finance USA PLC - ADR (d)
2.000%, 03/22/2017	640,000	652,326	0.25%
The Dow Chemical Co.
4.250%, 11/15/2020	550,000	603,960	0.23%
		4,264,726	1.62%
Telecommunication Services - 0.76%
AT&T, Inc.
2.950%, 05/15/2016	275,000	291,982	0.11%
3.000%, 02/15/2022	250,000	253,763	0.10%
5.350%, 09/01/2040	200,000	220,001	0.08%
CenturyLink, Inc.
5.150%, 06/15/2017	400,000	430,031	0.16%
Deutsche Telekom International Finance BV - ADR (d)
5.875%, 08/20/2013	400,000	411,308	0.16%
Verizon Communications, Inc.
8.750%, 11/01/2018	292,000	399,545	0.15%
		2,006,630	0.76%
Utilities - 0.12%
Sempra Energy
6.500%, 06/01/2016	275,000	321,548	0.12%
TOTAL CORPORATE BONDS (Cost $48,189,455)		50,844,880	19.33%

MORTGAGE BACKED SECURITIES - 5.54%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2042	4,659,839	4,796,662	1.82%
3.000%, 09/01/2042	2,977,998	3,065,439	1.17%
5.000%, 05/01/2020	196,158	213,353	0.08%
5.500%, 04/01/2037	374,635	420,693	0.16%
Federal National Mortgage Association
2.400%, 11/07/2024	1,000,000	984,977	0.37%
3.500%, 01/01/2042	1,118,957	1,181,193	0.45%
4.000%, 12/01/2041	1,538,288	1,637,514	0.62%
4.000%, 10/01/2041	1,601,938	1,705,269	0.65%
4.500%, 08/01/2020	220,341	237,108	0.09%
6.000%, 10/01/2037	307,157	336,329	0.13%
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,447,359)		14,578,537	5.54%

US GOVERNMENT AGENCY ISSUE - 0.27%
Federal Home Loan Banks
5.750%, 06/15/2037	600,000	707,466	0.27%
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $700,903)		707,466	0.27%

U.S. TREASURY OBLIGATIONS - 11.93%
U.S. Treasury Bond - 4.96%
U.S. Treasury Bond
5.250%, 02/15/2029	825,000	1,107,434	0.42%
3.125%, 02/15/2042	5,840,000	5,831,789	2.22%
5.000%, 05/15/2037	3,160,000	4,289,207	1.63%
U.S. Treasury Inflation Index Bond
0.125%, 07/15/2022	1,676,876	1,813,253	0.69%
		13,041,683	4.96%
U.S. Treasury Note - 6.97%
1.250%, 09/30/2015	2,275,000	2,328,677	0.89%
2.250%, 05/31/2014	8,250,000	8,473,979	3.22%
2.375%, 03/31/2016	1,990,000	2,110,333	0.80%
4.125%, 05/15/2015	5,000,000	5,433,595	2.06%
		18,346,584	6.97%
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,798,658)		31,388,267	11.93%

	Number of		% of Net
	Shares	Value	Assets
EXCHANGE TRADED FUNDS - 2.62%
iShares iBoxx $High Yield Corporation Bond Fund	29,800	2,791,366	1.06%
iShares S&P U.S. Preferred Stock Index Fund	14,500	582,175	0.22%
PowerShares Senior Loan Portfolio	26,000	653,640	0.25%
SPDR Barclays Capital High Yield Bond	62,500	2,551,250	0.97%
SPDR Barclays Short Term High Yield Bond	10,000	307,600	0.12%
TOTAL EXCHANGE TRADED FUNDS (Cost $6,795,457)		6,886,031	2.62%

MUTUAL FUNDS - 0.22%
Calamos Convertable Opportunity And Income Fund	18,500	232,545	0.09%
NGP Capital Resources Co.	8,000	58,240	0.02%
PennantPark Investment Corp.	19,000	212,420	0.08%
Wells Fargo Advantage Income Opportunities Fund	8,000	83,200	0.03%
TOTAL MUTUAL FUNDS (Cost $588,969)		586,405	0.22%

SHORT-TERM INVESTMENTS - 1.29%
Money Market Fund - 1.29%
Fidelity Government Portfolio - Institutional Class
0.010% (e)	3,393,483	3,393,483	1.29%
TOTAL MONEY MARKET FUND (Cost $3,393,483)		3,393,483	1.29%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,393,483)		3,393,483	1.29%

Total Investments (Cost $236,817,947) - 99.31%		261,292,813	99.31%
Other Assets in Excess of Liabilities - 0.69%		1,826,816	0.69%
TOTAL NET ASSETS - 100.00%		$263,119,629	100.00%

Percentages are stated as a percent of net assets.

ADR -   American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable/floating rate security.
(c)	U.S. traded security of a foreign corporation.
(d)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$236,884,770
Gross unrealized appreciation	27,559,396
Gross unrealized depreciation	(3,151,353)
Net unrealized appreciation	$24,408,043

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements  section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived   derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are   few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information   information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment   speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that   reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary  exchange on which the securities are listed. Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which  may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean  between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues  are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing  service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data  relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term  securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance  with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and  markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current  market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs,  these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that  the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair  value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies  to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy. Because the Funds invest in foreign securities, the value of the Funds’ portfolio  securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be  classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee  are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used. in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in  those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, are as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$10,995,586	$-	$-	$10,995,586
Consumer Staples	29,854,675	-	-	29,854,675
Energy	9,719,340	-	-	9,719,340
Financials	27,615,364	-	-	27,615,364
Health Care	9,521,627	-	-	9,521,627
Industrials	3,212,718	-	-	3,212,718
Information Technology	26,961,813	-	-	26,961,813
Materials	18,406,832	-	-	18,406,832
Telecommunication Services	5,363,943	-	-	5,363,943
Utilities	7,649,796			7,649,796
Total Common Stock	149,301,694	-	-	149,301,694

Preferred Stock	19,186	-	-	19,186

REITS
Financials	3,586,864	-	-	3,586,864

Corporate Bonds
Consumer Discretionary	-	1,718,014	-	1,718,014
Consumer Staples	-	2,091,849	-	2,091,849
Energy	-	369,917	-	369,917
Financials	-	28,957,450	-	28,957,450
Health Care	-	3,893,548	-	3,893,548
Industrials	-	1,771,444	-	1,771,444
Information Technology	-	5,449,754	-	5,449,754
Materials	-	4,264,726	-	4,264,726
Telecommunication Services	-	2,006,630	-	2,006,630
Utilities	-	321,548	-	321,548
Total Corporate Bonds	-	50,844,880	-	50,844,880

Mortgage Backed Securities	-	14,578,537	-	14,578,537

U.S. Government Agency Issues	-	707,466	-	707,466

U.S. Treasury Obligations
U.S. Treasury Bonds	-	13,041,683	-	13,041,683
U.S. Treasury Notes	-	18,346,584	-	18,346,584
Total U.S. Treasury Obligations	-	31,388,267	-	31,388,267

Exchange Traded Funds	6,886,031	-	-	6,886,031

Mutual Funds	586,405	-	-	586,405

Short-Term Investments
Money Market Funds	3,393,483	-	-	3,393,483
Total Short-Term Investments	3,393,483	-	-	3,393,483

Total Investments in Securities	$163,773,663	$97,519,150	$-	$261,292,813

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Hennessy Core Bond Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
CONVERTIBLE PREFERRED STOCKS - 3.19%
Financials - 3.19%
Boston Private Capital Trust I (a)	13,350	$572,381	3.19%
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $638,782)		572,381	3.19%

PREFERRED STOCKS - 0.08%
Financials - 0.08%
Fannie Mae Preferred (a)	7,900	14,299	0.08%
TOTAL PREFERRED STOCKS (Cost $197,500)		14,299	0.08%

REITS - 2.91%
Financials - 2.91%
Apollo Commercial Real Estate Finance, Inc.	8,500	148,410	0.82%
Chimera Investment Corp.	72,500	221,125	1.23%
Starwood Property Trust, Inc.	6,000	153,840	0.86%
TOTAL REITS (Cost $501,645)		523,375	2.91%

CORPORATE BONDS - 59.66%
Consumer Discretionary - 6.09%
Comcast Corp.
6.500%, 01/15/2017	250,000	298,473	1.66%
Royal Caribbean Cruises Ltd. - ADR (c)
7.500%, 10/15/2027	275,000	310,750	1.73%
The Home Depot, Inc.
5.400%, 03/01/2016	120,000	136,604	0.76%
YUM! Brands, Inc.
5.300%, 09/15/2019	300,000	349,158	1.94%
		1,094,985	6.09%
Consumer Staples - 2.13%
Altria Group, Inc.
9.250%, 08/06/2019	84,000	116,146	0.65%
CVS Caremark Corporation
5.750%, 06/01/2017	225,000	266,352	1.48%
		382,498	2.13%
Energy - 0.74%
Husky Energy, Inc. - ADR (c)
5.900%, 06/15/2014	125,000	133,780	0.74%

Financials - 34.35%
Aflac, Inc.
8.500%, 05/15/2019	250,000	339,290	1.89%
American International Group, Inc.
5.850%, 01/16/2018	350,000	409,890	2.28%
Associated Banc-Corp
5.125%, 03/28/2016	250,000	274,441	1.52%
Associates Corporation of North America
6.950%, 11/01/2018	250,000	305,126	1.70%
Capital One Financial Corp.
6.750%, 09/15/2017	200,000	242,458	1.35%
Citigroup, Inc.
6.125%, 11/21/2017	250,000	295,445	1.64%
CME Group, Inc.
5.750%, 02/15/2014	300,000	315,822	1.76%
Discover Financial Services
5.200%, 04/27/2022	350,000	397,148	2.21%
Lazard Group
6.850%, 06/15/2017	300,000	344,266	1.92%
Manulife Financial Corp. - ADR (c)
3.400%, 09/17/2015	300,000	316,114	1.76%
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	420,000	506,512	2.82%
Morgan Stanley
6.625%, 04/01/2018	250,000	294,849	1.64%
Prudential Financial, Inc.
5.500%, 03/15/2016	288,000	324,581	1.81%
Prudential Financial, Inc., Series MTNB
5.100%, 09/20/2014	250,000	267,045	1.49%
Qwest Capital Funding, Inc.
6.500%, 11/15/2018	300,000	341,860	1.90%
SunTrust Banks, Inc.
6.000%, 09/11/2017	300,000	356,037	1.98%
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	300,000	337,778	1.88%

The Royal Bank of Scotland PLC (c)
4.375%, 03/16/2016	300,000	327,587	1.82%
Westpac Banking Corp. - ADR (c)
4.875%, 11/19/2019	150,000	176,028	0.98%
		6,172,277	34.35%
Health Care - 1.57%
Agilent Technologies, Inc.
5.000%, 07/15/2020	250,000	281,534	1.57%

Industrials - 2.97%
American Railcar Industries, Inc.
7.500%, 03/01/2014	31,000	31,134	0.17%
FedEx Corp.
7.375%, 01/15/2014	275,000	292,451	1.63%
The Boeing Co.
5.000%, 03/15/2014	200,000	209,833	1.17%
		533,418	2.97%
Information Technology - 2.03%
KLA-Tencor Corp.
6.900%, 05/01/2018	130,000	155,188	0.86%
Symantec Corp.
4.200%, 09/15/2020	200,000	209,687	1.17%
		364,875	2.03%
Materials - 6.38%
AngloGold Ashanti Holdings PLC - ADR (c)
5.125%, 08/01/2022	350,000	355,651	1.98%
Barrick Gold Financeco LLC - ADR (c)
6.125%, 09/15/2013	300,000	309,787	1.73%
El du Pont de Nemours & Co.
4.750%, 03/15/2015	285,000	309,553	1.72%
International Paper Co.
9.375%, 05/15/2019	125,000	170,820	0.95%
		1,145,811	6.38%
Telecommunication Services - 1.77%
Rogers Communications, Inc. - ADR (c)
7.500%, 03/15/2015	280,000	318,650	1.77%

Utilities - 1.63%
Sempra Energy
6.500%, 06/01/2016	250,000	292,317	1.63%
TOTAL CORPORATE BONDS (Cost $9,613,803)		10,720,145	59.66%

MORTGAGE BACKED SECURITIES - 8.89%
U.S. Government Agency Issues - 8.89%
Federal National Mortgage Association
3.000%, 08/01/2042	544,906	563,385	3.14%
4.000%, 12/01/2041	576,858	614,068	3.41%
6.000%, 10/01/2037	383,946	420,411	2.34%
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,556,872)		1,597,864	8.89%
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,556,872)		1,597,864	8.89%

US GOVERNMENT NOTE/BOND - 13.90%
U.S. Treasury Bond - 10.30%
5.250%, 02/15/2029	100,000	134,234	0.75%
6.250%, 08/15/2023	250,000	350,938	1.95%
3.125%, 02/15/2042	1,150,000	1,148,383	6.39%
5.000%, 05/15/2037	160,000	217,175	1.21%
TOTAL U.S. TREASURY BONDS (Cost $1,956,150)		1,850,730	10.30%

U.S. Treasury Note - 3.60%
1.000%, 05/15/2014	640,000	646,625	3.60%
TOTAL U.S. TREASURY NOTE (Cost $646,347)		646,625	3.60%
TOTAL U.S. TREASURY BOND/NOTE (Cost $2,602,497)		2,497,355	13.90%

EXCHANGE TRADED FUNDS - 6.06%
iShares iBoxx $High Yield Corporation Bond Fund	4,600	430,882	2.40%
iShares S&P U.S. Preferred Stock Index Fund	8,250	331,237	1.84%
SPDR Barclays Capital High Yield Bond	8,000	326,560	1.82%
TOTAL EXCHANGE TRADED FUNDS (Cost $1,075,803)		1,088,679	6.06%

MUTUAL FUNDS - 2.48%
Calamos Convertable Opportunity And Income Fund	10,500	131,985	0.73%
NGP Capital Resources Co.	7,000	50,960	0.29%
PennantPark Investment Corp.	16,000	178,880	1.00%
Wells Fargo Advantage Income Opportunities Fund	8,000	83,200	0.46%
TOTAL MUTUAL FUNDS (Cost $447,405)		445,025	2.48%

SHORT-TERM INVESTMENTS - 2.69%
Money Market Fund - 2.69%
Fidelity Government Portfolio - Institutional Class
0.010% (d)	483,750	483,750	2.69%
TOTAL MONEY MARKET FUND (Cost $483,750)		483,750	2.69%
TOTAL SHORT-TERM INVESTMENTS (Cost $483,750)		483,750	2.69%

Total Investments (Cost $17,118,057) - 99.86%		17,942,873	99.86%
Other Assets in Excess of Liabilities - 0.14%		24,426	0.14%
TOTAL NET ASSETS - 100.00%		$17,967,299	100.00%

Percentages are stated as a percent of net assets.

ADR -  American Depositary Receipt
(a)         Non-income producing security.
(b)        U.S. traded security of a foreign corporation.
(c)        The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$17,128,764
Gross unrealized appreciation	1,221,741
Gross unrealized depreciation	(407,632)
Net unrealized appreciation	$814,109

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information information exists or instances where prices vary substantially over time or among brokered market makers.  These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used.  in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, are as follows:

	Level 1	Level 2	Level 3	Total

Convertible Preferred Stock	$-	$572,381	$-	$572,381

Preferred Stock	14,299	-	-	14,299

REITS
Financials	523,375	-	-	523,375

Corporate Bonds
Consumer Discretionary	-	1,094,985	-	1,094,985
Consumer Staples	-	382,498	-	382,498
Energy	-	133,780	-	133,780
Financials	-	6,172,277	-	6,172,277
Health Care	-	281,534	-	281,534
Industrials	-	533,418	-	533,418
Information Technology	-	364,875	-	364,875
Materials	-	1,145,811	-	1,145,811
Telecommunication Services	-	318,650	-	318,650
Utilities	-	292,317	-	292,317
Total Corporate Bonds	-	10,720,145	-	10,720,145

Mortgage Backed Securities	-	1,597,864	-	1,597,864

U.S. Treasury Obligations
U.S. Treasury Bonds	-	1,850,730	-	1,850,730
U.S. Treasury Notes	-	646,625	-	646,625
Total U.S. Treasury Obligations	-	2,497,355	-	2,497,355

Exchange Traded Funds	1,088,679	-	-	1,088,679

Mutual Funds	445,025	-	-	445,025

Short-Term Investments
Money Market Funds	483,750	-	-	483,750
Total Short-Term Investments	483,750	-	-	483,750

Total Investments in Securities	$2,555,128	$15,387,745	$-	$17,942,873

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)* /s/ Neil J. Hennessy
   Neil J. Hennessy, Chief Executive Officer

Date             March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy
       Neil J. Hennessy, Chief Executive Officer

Date             March 27, 2013

By (Signature and Title)* /s/ Teresa M. Nilsen
   Teresa M. Nilsen, Principal Financial Officer

Date             March 27, 2013